UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2633

Date of fiscal year end:	10/31

Date of reporting period:	4/30/26

Item 1. Reports to Stockholders.

(a)

Navigator Tactical Fixed Income Fund - Class A (NTBAX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$7,178,872,097
Number of Portfolio Holdings	130
Advisory Fee (net of waivers)	$29,426,916
Portfolio Turnover	16%

Top 10 Holdings (% of net assets)2

Table Summary
Holding Name	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF	9.0%
United States Treasury Note, 4.125%, 10/31/29	4.2%
United States Treasury Bill, 3.570%, 05/07/26	2.1%
United States Treasury Bill, 3.590%, 05/14/26	2.1%
United States Treasury Bill, 3.630%, 05/21/26	2.1%
United States Treasury Bill, 3.620%, 05/28/26	2.1%
United States Treasury Bill, 3.630%, 06/04/26	2.1%
United States Treasury Bill, 3.610%, 06/11/26	2.1%
United States Treasury Bill, 3.460%, 07/16/26	2.1%
United States Treasury Bill, 3.490%, 07/23/26	2.1%

What did the Fund invest in?

Security Type Weighting (% of total exposure)1

Open End Funds
1.1%
Money Market Funds
4.8%
Exchange-Traded Funds
5.3%
U.S. Government & Agencies
18.9%
Credit Default Swap
20.0%
Futures
20.8%
Corporate Bonds
29.1%

Table Summary
Value	Value
Corporate Bonds	29.1%
Futures	20.8%
Credit Default Swap	20.0%
U.S. Government & Agencies	18.9%
Exchange-Traded Funds	5.3%
Money Market Funds	4.8%
Open End Funds	1.1%

1Presented as a percentage of the total notional value of all investments in the Fund.

2Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Navigator Tactical Fixed Income Fund - Class A (NTBAX)

Semi-Annual Shareholder Report - April 30, 2026

Additional information is available on the Fund’s website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-NTBAX

Navigator Tactical Fixed Income Fund - Class C (NTBCX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$7,178,872,097
Number of Portfolio Holdings	130
Advisory Fee (net of waivers)	$29,426,916
Portfolio Turnover	16%

Top 10 Holdings (% of net assets)2

Table Summary
Holding Name	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF	9.0%
United States Treasury Note, 4.125%, 10/31/29	4.2%
United States Treasury Bill, 3.570%, 05/07/26	2.1%
United States Treasury Bill, 3.590%, 05/14/26	2.1%
United States Treasury Bill, 3.630%, 05/21/26	2.1%
United States Treasury Bill, 3.620%, 05/28/26	2.1%
United States Treasury Bill, 3.630%, 06/04/26	2.1%
United States Treasury Bill, 3.610%, 06/11/26	2.1%
United States Treasury Bill, 3.460%, 07/16/26	2.1%
United States Treasury Bill, 3.490%, 07/23/26	2.1%

What did the Fund invest in?

Security Type Weighting (% of total exposure)1

Table Summary
Value	Value
Corporate Bonds	29.1%
Futures	20.8%
Credit Default Swap	20.0%
U.S. Government & Agencies	18.9%
Exchange-Traded Funds	5.3%
Money Market Funds	4.8%
Open End Funds	1.1%

1Presented as a percentage of the total notional value of all investments in the Fund.

2Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Navigator Tactical Fixed Income Fund - Class C (NTBCX)

Semi-Annual Shareholder Report - April 30, 2026

Additional information is available on the Fund’s website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-NTBCX

Navigator Tactical Fixed Income Fund - Class I (NTBIX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$7,178,872,097
Number of Portfolio Holdings	130
Advisory Fee (net of waivers)	$29,426,916
Portfolio Turnover	16%

Top 10 Holdings (% of net assets)2

Table Summary
Holding Name	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF	9.0%
United States Treasury Note, 4.125%, 10/31/29	4.2%
United States Treasury Bill, 3.570%, 05/07/26	2.1%
United States Treasury Bill, 3.590%, 05/14/26	2.1%
United States Treasury Bill, 3.630%, 05/21/26	2.1%
United States Treasury Bill, 3.620%, 05/28/26	2.1%
United States Treasury Bill, 3.630%, 06/04/26	2.1%
United States Treasury Bill, 3.610%, 06/11/26	2.1%
United States Treasury Bill, 3.460%, 07/16/26	2.1%
United States Treasury Bill, 3.490%, 07/23/26	2.1%

What did the Fund invest in?

Security Type Weighting (% of total exposure)1

Table Summary
Value	Value
Corporate Bonds	29.1%
Futures	20.8%
Credit Default Swap	20.0%
U.S. Government & Agencies	18.9%
Exchange-Traded Funds	5.3%
Money Market Funds	4.8%
Open End Funds	1.1%

1Presented as a percentage of the total notional value of all investments in the Fund.

2Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Navigator Tactical Fixed Income Fund - Class I (NTBIX)

Semi-Annual Shareholder Report - April 30, 2026

Additional information is available on the Fund’s website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-NTBIX

Navigator Tactical Investment Grade Bond Fund - Class I (NTIIX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Navigator Tactical Investment Grade Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$1,029,721,999
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$4,035,879
Portfolio Turnover	142%

Top 10 Holdings (% of net assets)2

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.370%, 05/14/26	9.7%
United States Treasury Bill, 3.460%, 05/21/26	9.7%
United States Treasury Bill, 3.490%, 05/28/26	9.7%
United States Treasury Bill, 3.550%, 06/04/26	9.7%
United States Treasury Bill, 3.570%, 06/11/26	9.7%
United States Treasury Bill, 3.590%, 06/18/26	9.7%
United States Treasury Bill, 3.630%, 06/25/26	9.7%

What did the Fund invest in?

Security Type Weighting (% of total exposure)1

Money Market Funds
32.3%
U.S. Government & Agencies
67.7%

Table Summary
Value	Value
U.S. Government & Agencies	67.7%
Money Market Funds	32.3%

1Presented as a percentage of the total notional value of all investments in the Fund.

2Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Navigator Tactical Investment Grade Bond Fund - Class I (NTIIX)

Semi-Annual Shareholder Report - April 30, 2026

Additional information is available on the Fund’s website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-NTIIX

Navigator Tactical U.S. Allocation Fund - Class I (NTAIX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Navigator Tactical U.S. Allocation Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$74,417,471
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$250,753
Portfolio Turnover	45%

Top 10 Holdings (% of net assets)2

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	5.6%
Weyerhaeuser Company, 4.750%, 05/15/26	2.0%
Marriott International, Inc., 3.125%, 06/15/26	1.6%
Morgan Stanley, 5.652%, 04/13/28	1.4%
Energy Transfer, L.P., 6.050%, 12/01/26	1.4%
RTX Corporation, 5.750%, 11/08/26	1.4%
Citibank NA, 4.439%, 05/29/27	1.3%
Conagra Brands, Inc., 5.300%, 10/01/26	1.3%
Hyundai Capital America, 4.638%, 03/25/27	1.3%
Hewlett Packard Enterprise Company, 4.627%, 03/23/28	1.3%

What did the Fund invest in?

Security Type Weighting (% of total exposure)1

Exchange-Traded Funds
2.9%
Money Market Funds
9.5%
Corporate Bonds
39.0%
Futures
48.6%

Table Summary
Value	Value
Futures	48.6%
Corporate Bonds	39.0%
Money Market Funds	9.5%
Exchange-Traded Funds	2.9%

1Presented as a percentage of the total notional value of all investments in the Fund.

2Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Navigator Tactical U.S. Allocation Fund - Class I (NTAIX)

Semi-Annual Shareholder Report - April 30, 2026

Additional information is available on the Fund’s website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-NTAIX

Navigator Ultra Short Bond Fund - Class A (NUSAX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Navigator Ultra Short Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$79,574,083
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$12,579
Portfolio Turnover	58%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 18.8%
Consumer Discretionary 18.5%
Health Care 14.7%
Consumer Staples 9.5%
Energy 8.8%
Industrials 6.9%
Technology 6.7%
Utilities 5.0%
Real Estate 4.4%
Materials 2.5%
Communications 2.5%
Money Market Funds 2.0%
Liabilities in Excess of Other Assets -0.3%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	2.0%
Communications	2.5%
Materials	2.5%
Real Estate	4.4%
Utilities	5.0%
Technology	6.7%
Industrials	6.9%
Energy	8.8%
Consumer Staples	9.5%
Health Care	14.7%
Consumer Discretionary	18.5%
Financials	18.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc., 4.090%, 03/13/28	1.9%
Keurig Dr Pepper, Inc., 4.245%, 11/15/26	1.9%
Weyerhaeuser Company, 4.750%, 05/15/26	1.9%
Westinghouse Air Brake Technologies Corporation, 3.450%, 11/15/26	1.9%
Oracle Corporation, 2.650%, 07/15/26	1.5%
Marriott International, Inc., 3.125%, 06/15/26	1.5%
TD SYNNEX Corporation, 1.750%, 08/09/26	1.4%
Kraft Heinz Foods Company, 3.000%, 06/01/26	1.3%
Cabot Corporation, 3.400%, 09/15/26	1.3%
Energy Transfer, L.P., 6.050%, 12/01/26	1.3%

Navigator Ultra Short Bond Fund - Class A (NUSAX)

Semi-Annual Shareholder Report - April 30, 2026

Additional information is available on the Fund’s website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-NUSAX

Navigator Ultra Short Bond Fund - Class I (NUSIX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Navigator Ultra Short Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$79,574,083
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$12,579
Portfolio Turnover	58%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	2.0%
Communications	2.5%
Materials	2.5%
Real Estate	4.4%
Utilities	5.0%
Technology	6.7%
Industrials	6.9%
Energy	8.8%
Consumer Staples	9.5%
Health Care	14.7%
Consumer Discretionary	18.5%
Financials	18.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc., 4.090%, 03/13/28	1.9%
Keurig Dr Pepper, Inc., 4.245%, 11/15/26	1.9%
Weyerhaeuser Company, 4.750%, 05/15/26	1.9%
Westinghouse Air Brake Technologies Corporation, 3.450%, 11/15/26	1.9%
Oracle Corporation, 2.650%, 07/15/26	1.5%
Marriott International, Inc., 3.125%, 06/15/26	1.5%
TD SYNNEX Corporation, 1.750%, 08/09/26	1.4%
Kraft Heinz Foods Company, 3.000%, 06/01/26	1.3%
Cabot Corporation, 3.400%, 09/15/26	1.3%
Energy Transfer, L.P., 6.050%, 12/01/26	1.3%

Navigator Ultra Short Bond Fund - Class I (NUSIX)

Semi-Annual Shareholder Report - April 30, 2026

Additional information is available on the Fund’s website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-NUSIX

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	[Long Form Financial Statements]

NAVIGATOR® TACTICAL FIXED INCOME FUND		
Share Class	Ticker	Cusip
A share	NTBAX	66538B594
I share	NTBIX	66538B578
C share	NTBCX	66538B586

NAVIGATOR® TACTICAL INVESTMENT GRADE BOND FUND		
Share Class	Ticker	Cusip
I share	NTIIX	66538J399

NAVIGATOR® TACTICAL U.S. ALLOCATION FUND		
Share Class	Ticker	Cusip
I share	NTAIX	66538J415

NAVIGATOR® ULTRA SHORT BOND FUND		
Share Class	Ticker	Cusip
A share	NUSAX	66538J530
I share	NUSIX	66538J522

Distributed by:
Northern Lights Distributors, LLC
Member FINRA

Advised by:

Clark Capital Management Group

Navigator Funds

Semi-Annual Financial Statements and Additional Information

April 30, 2026

One Liberty Place, 1650 Market Street, 53rd Floor, Philadelphia, PA 19103
800.766.2264 | www.navigatorfunds.com

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares					Fair Value
	EXCHANGE-TRADED FUND — 9.0%
	FIXED INCOME - 9.0%
8,000,000	iShares iBoxx $ High Yield Corporate Bond ETF(h)				$643,040,000

	TOTAL EXCHANGE-TRADED FUND (Cost $630,236,800)				643,040,000

	OPEN-END FUNDS — 1.8%
	FIXED INCOME - 0.8%
5,660,918	Navigator Ultra Short Bond Fund, Class I(g)				57,175,272

	MIXED ALLOCATION - 1.0%
7,020,173	Navigator Tactical US Allocation Fund, Class I(g)				74,343,629

	TOTAL OPEN-END FUNDS (Cost $127,236,586)				131,518,901

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	CORPORATE BONDS — 49.2%
	AEROSPACE & DEFENSE — 0.2%
15,900,000	RTX Corporation		5.7500	11/08/26	16,018,099

	ASSET MANAGEMENT — 0.2%
16,716,000	Charles Schwab Corporation(a)	SOFRRATE + 0.520%	4.1850	05/13/26	16,717,634

	AUTOMOTIVE — 7.0%
23,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.870%	4.5130	07/09/27	23,055,562
47,500,000	American Honda Finance Corporation(a)	SOFRRATE + 0.730%	4.3950	08/13/27	47,531,567
25,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.650%	4.3140	11/19/27	24,956,007
14,700,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.800%	4.4650	08/13/26	14,724,711
34,803,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.780%	4.4270	03/19/27	34,902,376
20,000,000	BMW US Capital, LLC(a),(b)	SOFRRATE + 0.790%	4.4370	03/17/28	20,040,210

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.2% (Continued)
	AUTOMOTIVE — 7.0% (Continued)
28,968,000	Ford Motor Company		4.3460	12/08/26	$28,905,263
43,168,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	42,948,777
39,000,000	Ford Motor Credit Company, LLC(a)	SOFRRATE + 1.450%	5.1170	11/05/26	39,048,609
42,000,000	Hyundai Capital America(a),(b)	SOFRRATE + 0.990%	4.6380	03/25/27	42,136,445
38,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.780%	4.4290	04/01/27	38,095,656
18,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.710%	4.3620	03/10/28	18,007,507
50,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.430%	4.0720	06/09/27	50,057,367
21,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.450%	4.0960	01/12/28	21,005,616
23,688,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 1.060%	4.7250	08/14/26	23,728,378
30,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 1.060%	4.7080	03/25/27	30,111,219
					499,255,270
	BANKING — 11.4%
100,000,000	Bank of America Corporation(c)	SOFRRATE + 0.960%	1.7340	07/22/27	99,414,756
33,000,000	Bank of America Corporation(c)	TSFR3M + 1.774%	3.7050	04/24/28	32,781,120
62,349,000	Bank of America Corporation(c)	SOFRRATE + 1.580%	4.3760	04/27/28	62,338,170
25,000,000	Canadian Imperial Bank of Commerce(a)	SOFRINDX + 0.930%	4.5810	09/11/27	25,039,373
40,000,000	Citibank NA(a)	SOFRINDX + 0.708%	4.3730	08/06/26	40,019,294
58,000,000	Citibank NA(a)	SOFRRATE + 0.781%	4.4390	05/29/27	58,267,272
20,000,000	Commonwealth Bank of Australia(a),(b)	SOFRRATE + 0.460%	4.1190	11/27/26	20,016,513
38,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	4.2780	08/28/26	38,047,562
99,047,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.765%	1.4700	09/22/27	97,970,573
35,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.560%	4.3230	04/26/28	34,990,119
10,000,000	JPMorgan Chase & Company(c)	TSFR3M + 1.642%	3.5400	05/01/28	9,917,793
18,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.890%	2.1820	06/01/28	17,582,164
20,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.930%	4.9790	07/22/28	20,137,690

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.2% (Continued)
	BANKING — 11.4% (Continued)
27,717,000	PNC Bank NA(c)	SOFRRATE + 0.630%	4.5430	05/13/27	$27,718,924
7,405,000	PNC Financial Services Group, Inc.(c)	SOFRRATE + 0.796%	5.1020	07/23/27	7,416,113
50,000,000	Royal Bank of Canada(a)	SOFRINDX + 0.790%	4.4410	07/23/27	50,049,673
28,000,000	Truist Bank(c)	SOFRRATE + 0.590%	4.6710	05/20/27	27,996,628
100,000,000	Wells Fargo & Company(c)	US0003M + 1.170%	3.1960	06/17/27	99,862,688
52,674,000	Wells Fargo & Company(c)	SOFRRATE + 0.780%	4.9000	01/24/28	52,864,327
					822,430,752
	BEVERAGES — 0.8%
57,500,000	Keurig Dr Pepper, Inc.(a)	SOFRRATE + 0.580%	4.2450	11/15/26	57,547,768

	BIOTECH & PHARMA — 2.2%
34,500,000	AbbVie, Inc.(a)	SOFRINDX + 0.480%	4.1360	03/03/28	34,550,740
21,227,000	Amgen, Inc.		2.6000	08/19/26	21,134,251
48,000,000	GlaxoSmithKline Capital plc(a)	SOFRRATE + 0.500%	4.1500	03/12/27	48,098,981
28,000,000	Merck & Company, Inc.(a)	SOFRRATE + 0.460%	4.1100	09/15/27	28,070,528
29,000,000	Pfizer, Inc.(a)	SOFRRATE + 0.500%	4.1650	11/15/27	29,083,996
					160,938,496
	CABLE & SATELLITE — 0.0%(d)
1,200,000	Cequel Communications Holdings I, LLC / Cequel(b)		7.5000	04/01/28	636,396

	CHEMICALS — 0.2%
10,965,000	RPM International, Inc.		3.7500	03/15/27	10,903,192

	COMMERCIAL SUPPORT SERVICES — 0.3%
20,438,000	TR Finance, LLC		3.3500	05/15/26	20,428,438

	E-COMMERCE DISCRETIONARY — 1.6%
98,500,000	Amazon.com, Inc.(a)	SOFRRATE + 0.440%	4.0900	03/13/28	98,635,215
15,997,000	eBay, Inc.		1.4000	05/10/26	15,983,992
					114,619,207

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.2% (Continued)
	ELECTRIC UTILITIES — 0.9%
38,450,000	Entergy Corporation		2.9500	09/01/26	$38,299,593
28,000,000	National Rural Utilities Cooperative Finance(a)	SOFRINDX + 0.430%	4.0960	08/09/27	28,011,977
					66,311,570
	ELECTRICAL EQUIPMENT — 0.8%
50,000,000	Amphenol Corporation(a)	SOFRRATE + 0.530%	4.1950	11/15/27	49,956,105
10,000,000	Fortive Corporation		3.1500	06/15/26	9,983,827
					59,939,932
	ENTERTAINMENT CONTENT — 0.4%
32,681,000	Take-Two Interactive Software, Inc.		3.7000	04/14/27	32,539,936

	FOOD — 1.4%
6,041,000	Conagra Brands, Inc.		5.3000	10/01/26	6,062,550
63,774,000	Kraft Heinz Foods Company		3.0000	06/01/26	63,700,295
3,248,000	Mondelez International, Inc.		2.6250	03/17/27	3,206,642
27,214,000	Tyson Foods, Inc.		3.5500	06/02/27	26,987,717
					99,957,204
	GAS & WATER UTILITIES — 0.1%
4,000,000	National Fuel Gas Company		5.5000	10/01/26	4,018,110

	HEALTH CARE FACILITIES & SERVICES — 3.7%
65,421,000	Cardinal Health, Inc.		4.7000	11/15/26	65,591,089
18,085,000	Cardinal Health, Inc.		3.4100	06/15/27	17,902,247
73,051,000	CVS Health Corporation		2.8750	06/01/26	72,958,738
5,227,000	CVS Health Corporation		3.0000	08/15/26	5,207,708
36,956,000	HCA, Inc.		5.2500	06/15/26	36,986,377
12,720,000	HCA, Inc.		3.1250	03/15/27	12,602,288
52,429,000	Universal Health Services, Inc.		1.6500	09/01/26	51,960,143
					263,208,590
	INSTITUTIONAL FINANCIAL SERVICES — 3.5%
24,000,000	Jefferies Financial Group, Inc.		4.5000	09/15/26	24,024,454
20,000,000	Jefferies Financial Group, Inc.		4.3000	02/11/27	20,007,304

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 3.5% (Continued)
100,000,000	Morgan Stanley(c)	SOFRRATE + 0.879%	1.5930	05/04/27	$99,975,878
77,975,000	Morgan Stanley(c)	SOFRRATE + 0.858%	1.5120	07/20/27	77,505,017
28,969,000	Morgan Stanley(c)	SOFRRATE + 1.010%	5.6520	04/13/28	29,296,793
					250,809,446
	INSURANCE — 0.4%
20,000,000	Brown & Brown, Inc.		4.6000	12/23/26	20,043,571
12,090,000	Mercury General Corporation		4.4000	03/15/27	12,048,736
					32,092,307
	LEISURE FACILITIES & SERVICES — 0.6%
7,751,000	Darden Restaurants, Inc.		3.8500	05/01/27	7,710,749
9,626,000	Marriott International, Inc.		3.1250	06/15/26	9,615,029
26,264,000	Marriott International, Inc.		5.4500	09/15/26	26,350,300
					43,676,078
	MACHINERY — 1.7%
40,000,000	Caterpillar Financial Services Corporation(a)	SOFRRATE + 0.380%	4.0230	01/07/27	39,958,518
40,000,000	John Deere Capital Corporation(a)	SOFRRATE + 0.400%	4.0460	01/07/28	40,015,162
35,516,000	Veralto Corporation		5.5000	09/18/26	35,633,444
5,509,000	Xylem, Inc.		3.2500	11/01/26	5,484,814
					121,091,938
	MEDICAL EQUIPMENT & DEVICES — 0.2%
14,526,000	Bio-Rad Laboratories, Inc.		3.3000	03/15/27	14,402,955

	OIL & GAS PRODUCERS — 2.9%
34,750,000	Chevron USA, Inc.(a)	SOFRINDX + 0.360%	4.0190	02/26/27	34,776,750
13,567,000	Chevron USA, Inc.(a)	SOFRINDX + 0.470%	4.1290	02/26/28	13,597,002
3,838,000	Enbridge, Inc.		1.6000	10/04/26	3,798,406
5,498,000	Enbridge, Inc.		5.9000	11/15/26	5,543,414
78,000,000	Energy Transfer, L.P.		6.0500	12/01/26	78,748,283
21,654,000	Kinder Morgan, Inc.		1.7500	11/15/26	21,383,085
11,800,000	MPLX, L.P.		4.1250	03/01/27	11,785,619
26,162,000	ONEOK, Inc.		5.5500	11/01/26	26,296,903

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.2% (Continued)
	OIL & GAS PRODUCERS — 2.9% (Continued)
10,000,000	Sunoco Logistics Partners Operations, L.P.		3.9000	07/15/26	$9,995,790
					205,925,252
	REAL ESTATE INVESTMENT TRUSTS — 1.6%
50,012,000	Crown Castle International Corporation		3.7000	06/15/26	49,973,371
50,075,000	Equinix, Inc.		1.4500	05/15/26	50,019,139
16,744,000	Weyerhaeuser Company		4.7500	05/15/26	16,745,555
					116,738,065
	RETAIL - DISCRETIONARY — 0.7%
30,721,000	AutoZone, Inc.		5.0500	07/15/26	30,771,935
11,437,000	Lowe’s Companies, Inc.		3.1000	05/03/27	11,332,080
9,106,000	O’Reilly Automotive, Inc.		5.7500	11/20/26	9,176,293
					51,280,308
	SEMICONDUCTORS — 0.3%
22,103,000	Skyworks Solutions, Inc.		1.8000	06/01/26	22,006,338

	SOFTWARE — 1.6%
57,225,000	Oracle Corporation		2.6500	07/15/26	57,020,081
55,562,000	Workday, Inc.		3.5000	04/01/27	55,189,077
					112,209,158
	SPECIALTY FINANCE — 0.4%
27,420,000	American Express Company(c)	SOFRRATE + 0.970%	5.3890	07/28/27	27,490,090

	TECHNOLOGY HARDWARE — 1.0%
23,000,000	Hewlett Packard Enterprise Company(a)	SOFRINDX + 0.980%	4.6270	03/23/28	23,070,572
49,555,000	TD SYNNEX Corporation		1.7500	08/09/26	49,187,128
					72,257,700
	TECHNOLOGY SERVICES — 1.4%
100,000,000	International Business Machines Corporation		3.3000	05/15/26	99,971,554

	TELECOMMUNICATIONS — 0.1%
5,453,000	T-Mobile USA, Inc.		3.7500	04/15/27	5,432,276

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.2% (Continued)
	TOBACCO & CANNABIS — 0.7%
52,968,000	Altria Group, Inc.	2.6250	09/16/26	$52,709,520

	TRANSPORTATION EQUIPMENT — 0.9%
61,575,000	Westinghouse Air Brake Technologies Corporation	3.4500	11/15/26	61,304,850

	TOTAL CORPORATE BONDS (Cost $3,530,384,312)			3,534,868,429

		Coupon Rate
		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 31.9%
	U.S. TREASURY BILLS — 31.9%
150,000,000	United States Treasury Bill(e)	3.5700	05/07/26	149,910,639
150,000,000	United States Treasury Bill(e)	3.5900	05/14/26	149,806,173
150,000,000	United States Treasury Bill(e)	3.6300	05/21/26	149,702,083
150,000,000	United States Treasury Bill(e)	3.6200	05/28/26	149,598,937
150,000,000	United States Treasury Bill(e)	3.6300	06/04/26	149,491,062
150,000,000	United States Treasury Bill(e)	3.6100	06/11/26	149,385,854
125,000,000	United States Treasury Bill(e)	3.6300	06/18/26	124,400,000
125,000,000	United States Treasury Bill(e)	3.6300	06/25/26	124,308,251
125,000,000	United States Treasury Bill(e)	3.1100	07/02/26	124,223,924
125,000,000	United States Treasury Bill(e)	3.3700	07/09/26	124,136,901
150,000,000	United States Treasury Bill(e)	3.4600	07/16/26	148,866,333
150,000,000	United States Treasury Bill(e)	3.4900	07/23/26	148,758,459
150,000,000	United States Treasury Bill(e)	3.5500	07/30/26	148,655,625
150,000,000	United States Treasury Note	3.5000	09/30/29	147,908,204
300,000,000	United States Treasury Note	4.1250	10/31/29	301,705,077
				2,290,857,522

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,288,495,792)			2,290,857,522

Units
	COLLATERAL FOR SECURITIES LOANED — 2.4%
170,257,247	Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 3.57% (f),(i)			170,257,247
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $170,257,247)

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.1%
	MONEY MARKET FUND - 8.1%
582,758,255	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.52%
	(Cost $582,758,255)(f)	$582,758,255

	TOTAL INVESTMENTS — 102.4% (Cost $7,329,368,992)	$7,353,300,354
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%	(174,428,257)
	NET ASSETS - 100.0%	$7,178,872,097

OPEN FUTURES CONTRACTS
Number of				Unrealized Appreciation
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	(Depreciation)
19,750	CBOT 5 Year US Treasury Note	07/01/2026	$2,129,759,776	$(34,812,452)
1,100	CME E-Mini Standard & Poor’s 500 Index Futures	06/22/2026	398,406,250	26,490,750
	TOTAL FUTURES CONTRACTS			$(8,321,702)

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

PLC	- Public Limited Company

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	3-Month CME Term SOFR

US0003M	US Treasury 3 Month Bill Money Market Yield

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $242,399,411 or 3.4% of net assets.

(c)	Variable rate security; the rate shown represents the rate on April 30, 2026.

(d)	Percentage rounds to less than 0.1%.

(e)	Zero coupon bond; rate disclosed is the effective yield as of April 30, 2026.

(f)	Rate disclosed is the seven-day effective yield as of April 30, 2026.

(g)	Affiliated security.

(h)	All or a portion of the security is on loan. Total loaned securities had a value of $166,877,216 at April 30, 2026.

(i)	Security purchased with cash proceeds of securities lending collateral.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION(2)

		Termination	Interest Rate	Payment	Notional Value at		Upfront	Unrealized
Reference Entity	Counterparty	Date	Payable	Frequency	April 30, 2026	Value	Premiums Paid	Appreciation
CDX North American High Yield Series 44	GS	6/20/2030	5.00%	Quarterly	$278,190,000	$22,762,433	$19,044,346	$3,718,087
CDX North American High Yield Series 45	GS	12/20/2030	5.00%	Quarterly	716,958,000	56,364,609	42,217,472	14,147,137
CDX North American High Yield Series 46	GS	6/20/2031	5.00%	Quarterly	1,354,000,000	104,190,751	53,429,491	50,761,260
CDX North American High Yield Series 46	MS	6/20/2031	5.00%	Quarterly	71,500,000	5,501,949	2,840,154	2,661,795

TOTAL						$188,819,742	$117,531,463	$71,288,279

GS - Goldman Sachs

MS - Morgan Stanley

(1)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 67.7%
	U.S. TREASURY BILLS — 67.7%
100,000,000	United States Treasury Bill(a)	3.3700	05/14/26	$99,870,782
100,000,000	United States Treasury Bill(a)	3.4600	05/21/26	99,801,389
100,000,000	United States Treasury Bill(a)	3.4900	05/28/26	99,732,625
100,000,000	United States Treasury Bill(a)	3.5500	06/04/26	99,660,708
100,000,000	United States Treasury Bill(a)	3.5700	06/11/26	99,590,569
100,000,000	United States Treasury Bill(a)	3.5900	06/18/26	99,520,000
100,000,000	United States Treasury Bill(a)	3.6300	06/25/26	99,446,601
				697,622,674

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $697,619,888)			697,622,674

Shares
	SHORT-TERM INVESTMENTS — 31.5%
	MONEY MARKET FUND - 31.5%
324,328,322	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.52%
	(Cost $324,328,322)(b)			324,328,322

	TOTAL INVESTMENTS - 99.2% (Cost $1,021,948,210)			$1,021,950,996
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%			7,771,003
	NET ASSETS - 100.0%			$1,029,721,999

(a)	Zero coupon bond; rate disclosed is the effective yield as of April 30, 2026.

(b)	Rate disclosed is the seven-day effective yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares					Fair Value
	EXCHANGE-TRADED FUND — 5.6%
	EQUITY - 5.6%
6,300	Vanguard S&P 500 ETF				$4,161,654

	TOTAL EXCHANGE-TRADED FUND (Cost $3,268,201)				4,161,654

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	CORPORATE BONDS — 75.8%
	AEROSPACE & DEFENSE — 1.4%
1,000,000	RTX Corporation		5.7500	11/08/26	1,007,428

	ASSET MANAGEMENT — 1.3%
1,000,000	Charles Schwab Corporation(a)	SOFRRATE + 0.520%	4.1850	05/13/26	1,000,098

	AUTOMOTIVE — 8.1%
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.870%	4.5130	07/09/27	1,002,416
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.730%	4.3950	08/13/27	1,000,664
1,000,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.780%	4.4270	03/19/27	1,002,855
1,000,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	994,922
1,000,000	Hyundai Capital America(a),(b)	SOFRRATE + 0.990%	4.6380	03/25/27	1,003,249
1,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.710%	4.3620	03/10/28	1,000,417
					6,004,523
	BANKING — 10.7%
1,000,000	Bank of America Corporation(c)	SOFRRATE + 0.960%	1.7340	07/22/27	994,148
1,000,000	Bank of America Corporation(c)	TSFR3M + 1.774%	3.7050	04/24/28	993,367
1,000,000	Citibank NA(a)	SOFRRATE + 0.781%	4.4390	05/29/27	1,004,607
1,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	4.2780	08/28/26	1,001,252
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.765%	1.4700	09/22/27	989,132
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.890%	2.1820	06/01/28	976,787
1,000,000	Truist Bank(c)	SOFRRATE + 0.590%	4.6710	05/20/27	999,880

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 75.8% (Continued)
	BANKING — 10.7% (Continued)
1,000,000	Wells Fargo & Company Series Q(c)	US0003M + 1.170%	3.1960	06/17/27	$998,627
					7,957,800
	BEVERAGES — 1.4%
1,000,000	Keurig Dr Pepper, Inc.(a)	SOFRRATE + 0.580%	4.2450	11/15/26	1,000,831

	BIOTECH & PHARMA — 4.0%
1,000,000	AbbVie, Inc.(a)	SOFRINDX + 0.480%	4.1360	03/03/28	1,001,471
1,000,000	GlaxoSmithKline Capital plc(a)	SOFRRATE + 0.500%	4.1500	03/12/27	1,002,062
1,000,000	Merck & Company, Inc.(a)	SOFRRATE + 0.460%	4.1100	09/15/27	1,002,519
					3,006,052
	CHEMICALS — 1.3%
1,000,000	RPM International, Inc.		3.7500	03/15/27	994,363

	E-COMMERCE DISCRETIONARY — 1.4%
1,000,000	eBay, Inc.		1.4000	05/10/26	999,187

	ELECTRIC UTILITIES — 4.0%
1,000,000	Entergy Corporation		2.9500	09/01/26	996,088
1,000,000	National Rural Utilities Cooperative Finance(a)	SOFRINDX + 0.430%	4.0960	08/09/27	1,000,428
1,000,000	Sempra		5.4000	08/01/26	1,002,045
					2,998,561
	ELECTRICAL EQUIPMENT — 2.5%
1,000,000	Amphenol Corporation(a)	SOFRRATE + 0.530%	4.1950	11/15/27	999,122
866,000	Fortive Corporation		3.1500	06/15/26	864,599
					1,863,721
	ENTERTAINMENT CONTENT — 1.3%
1,000,000	Take-Two Interactive Software, Inc.		3.7000	04/14/27	995,684

	FOOD — 4.0%
1,000,000	Conagra Brands, Inc.		5.3000	10/01/26	1,003,567
1,000,000	Kraft Heinz Foods Company		3.0000	06/01/26	998,844

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 75.8% (Continued)
	FOOD — 4.0% (Continued)
1,000,000	Tyson Foods, Inc.		3.5500	06/02/27	$991,685
					2,994,096
	HEALTH CARE FACILITIES & SERVICES — 5.4%
1,000,000	Cardinal Health, Inc.		3.4100	06/15/27	989,895
1,000,000	CVS Health Corporation		2.8750	06/01/26	998,737
1,000,000	HCA, Inc.		3.1250	03/15/27	990,746
1,000,000	Universal Health Services, Inc.		1.6500	09/01/26	991,057
					3,970,435
	INSTITUTIONAL FINANCIAL SERVICES — 2.7%
1,000,000	Morgan Stanley(c)	SOFRRATE + 0.879%	1.5930	05/04/27	999,759
1,000,000	Morgan Stanley(c)	SOFRRATE + 1.010%	5.6520	04/13/28	1,011,315
					2,011,074
	INSURANCE — 1.4%
1,000,000	Brown & Brown, Inc.		4.6000	12/23/26	1,002,179

	LEISURE FACILITIES & SERVICES — 2.9%
1,000,000	Darden Restaurants, Inc.		3.8500	05/01/27	994,807
1,177,000	Marriott International, Inc.		3.1250	06/15/26	1,175,659
					2,170,466
	MEDICAL EQUIPMENT & DEVICES — 1.3%
1,000,000	Bio-Rad Laboratories, Inc.		3.3000	03/15/27	991,529

	OIL & GAS PRODUCERS — 5.4%
1,000,000	Enbridge, Inc.		1.6000	10/04/26	989,684
1,000,000	Energy Transfer, L.P.		6.0500	12/01/26	1,009,593
1,000,000	MPLX, L.P.		4.1250	03/01/27	998,781
1,000,000	Sunoco Logistics Partners Operations, L.P.		3.9000	07/15/26	999,579
					3,997,637
	REAL ESTATE INVESTMENT TRUSTS — 4.7%
1,000,000	Crown Castle International Corporation		3.7000	06/15/26	999,228
1,000,000	Equinix, Inc.		1.4500	05/15/26	998,884
1,500,000	Weyerhaeuser Company		4.7500	05/15/26	1,500,139
					3,498,251

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 75.8% (Continued)
	SEMICONDUCTORS — 1.3%
1,000,000	Skyworks Solutions, Inc.		1.8000	06/01/26	$995,627

	SOFTWARE — 2.7%
1,000,000	Oracle Corporation		2.6500	07/15/26	996,419
1,000,000	Workday, Inc.		3.5000	04/01/27	993,288
					1,989,707
	SPECIALTY FINANCE — 1.3%
1,000,000	American Express Company(c)	SOFRRATE + 0.970%	5.3890	07/28/27	1,002,556

	TECHNOLOGY HARDWARE — 2.7%
1,000,000	Hewlett Packard Enterprise Company(a)	SOFRINDX + 0.980%	4.6270	03/23/28	1,003,068
1,000,000	TD SYNNEX Corporation		1.7500	08/09/26	992,576
					1,995,644
	TOBACCO & CANNABIS — 1.3%
1,000,000	Altria Group, Inc.		2.6250	09/16/26	995,120

	TRANSPORTATION EQUIPMENT — 1.3%
1,000,000	Westinghouse Air Brake Technologies Corporation		3.4500	11/15/26	995,613

	TOTAL CORPORATE BONDS (Cost $56,381,210)				56,438,182

Shares
	SHORT-TERM INVESTMENTS — 10.4%
	MONEY MARKET FUND - 10.4%
7,693,956	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.52%
	(Cost $7,693,956)(d)				7,693,956

	TOTAL INVESTMENTS - 91.8% (Cost $67,343,367)				$68,293,792
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.2%				6,123,679
	NET ASSETS - 100.0%				$74,417,471

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
194	CME E-Mini Standard & Poor’s 500 Index Futures	06/22/2026	$70,264,375	$4,673,323

	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

PLC	- Public Limited Company

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	3-Month CME Term SOFR

US0003M	US Treasury 3 Month Bill Money Market Yield

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $3,006,521 or 4.0% of net assets.

(c)	Variable rate security; the rate shown represents the rate on April 30, 2026.

(d)	Rate disclosed is the seven-day effective yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.3%
	AEROSPACE & DEFENSE — 1.3%
1,000,000	RTX Corporation		5.7500	11/08/26	$1,007,428

	ASSET MANAGEMENT — 1.2%
1,000,000	Charles Schwab Corporation(a)	SOFRRATE + 0.520%	4.1850	05/13/26	1,000,098

	AUTOMOTIVE — 8.8%
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.870%	4.5130	07/09/27	1,002,416
1,000,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.780%	4.4270	03/19/27	1,002,855
1,000,000	Ford Motor Company		4.3460	12/08/26	997,834
1,000,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	994,922
1,000,000	Ford Motor Credit Company, LLC(a)	SOFRRATE + 1.450%	5.1170	11/05/26	1,001,246
1,000,000	Hyundai Capital America(a),(b)	SOFRRATE + 0.990%	4.6380	03/25/27	1,003,249
1,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.710%	4.3620	03/10/28	1,000,417
					7,002,939
	BANKING — 11.2%
1,000,000	Bank of America Corporation(c)	SOFRRATE + 0.960%	1.7340	07/22/27	994,147
1,000,000	Bank of America Corporation(c)	TSFR3M + 1.774%	3.7050	04/24/28	993,367
1,000,000	Citibank NA(a)	SOFRRATE + 0.781%	4.4390	05/29/27	1,004,608
1,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	4.2780	08/28/26	1,001,252
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.765%	1.4700	09/22/27	989,132
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.890%	2.1820	06/01/28	976,787
1,000,000	PNC Bank NA(c)	SOFRRATE + 0.630%	4.5430	05/13/27	1,000,069
1,000,000	Truist Bank(c)	SOFRRATE + 0.590%	4.6710	05/20/27	999,880
1,000,000	Wells Fargo & Company Series Q(c)	US0003M + 1.170%	3.1960	06/17/27	998,627
					8,957,869
	BEVERAGES — 3.1%
1,000,000	JDE Peet’s N.V.(b)		1.3750	01/15/27	979,085
1,500,000	Keurig Dr Pepper, Inc.(a)	SOFRRATE + 0.580%	4.2450	11/15/26	1,501,246
					2,480,331

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.3% (Continued)
	BIOTECH & PHARMA — 6.3%
1,000,000	AbbVie, Inc.(a)	SOFRINDX + 0.480%	4.1360	03/03/28	$1,001,471
1,000,000	Amgen, Inc.		2.6000	08/19/26	995,631
1,000,000	GlaxoSmithKline Capital plc(a)	SOFRRATE + 0.500%	4.1500	03/12/27	1,002,062
1,000,000	Merck & Company, Inc.(a)	SOFRRATE + 0.460%	4.1100	09/15/27	1,002,519
1,000,000	Pfizer, Inc.(a)	SOFRRATE + 0.500%	4.1650	11/15/27	1,002,896
					5,004,579
	CHEMICALS — 2.5%
1,025,000	Cabot Corporation		3.4000	09/15/26	1,018,936
1,000,000	RPM International, Inc.		3.7500	03/15/27	994,363
					2,013,299
	E-COMMERCE DISCRETIONARY — 3.1%
1,500,000	Amazon.com, Inc.(a)	SOFRRATE + 0.440%	4.0900	03/13/28	1,502,059
1,000,000	eBay, Inc.		1.4000	05/10/26	999,187
					2,501,246
	ELECTRIC UTILITIES — 3.8%
1,000,000	Entergy Corporation		2.9500	09/01/26	996,088
1,000,000	National Rural Utilities Cooperative Finance(a)	SOFRINDX + 0.430%	4.0960	08/09/27	1,000,428
1,000,000	Sempra		5.4000	08/01/26	1,002,045
					2,998,561
	ELECTRICAL EQUIPMENT — 2.5%
1,000,000	Amphenol Corporation(a)	SOFRRATE + 0.530%	4.1950	11/15/27	999,122
1,000,000	Fortive Corporation		3.1500	06/15/26	998,383
					1,997,505
	ENTERTAINMENT CONTENT — 1.3%
1,000,000	Take-Two Interactive Software, Inc.		3.7000	04/14/27	995,684

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.3% (Continued)
	FOOD — 5.1%
1,000,000	Conagra Brands, Inc.		5.3000	10/01/26	$1,003,567
1,052,000	Kraft Heinz Foods Company		3.0000	06/01/26	1,050,784
1,000,000	Mondelez International, Inc.		2.6250	03/17/27	987,267
1,000,000	Tyson Foods, Inc.		3.5500	06/02/27	991,685
					4,033,303
	GAS & WATER UTILITIES — 1.3%
1,000,000	National Fuel Gas Company		5.5000	10/01/26	1,004,527

	HEALTH CARE FACILITIES & SERVICES — 7.2%
1,000,000	Cardinal Health, Inc.		4.7000	11/15/26	1,002,600
1,000,000	Cardinal Health, Inc.		3.4100	06/15/27	989,895
1,000,000	CVS Health Corporation		2.8750	06/01/26	998,737
1,000,000	HCA, Inc.		3.1250	03/15/27	990,746
750,000	Laboratory Corp of America Holdings		1.5500	06/01/26	748,332
1,000,000	Universal Health Services, Inc.		1.6500	09/01/26	991,057
					5,721,367
	HOME CONSTRUCTION — 1.3%
1,000,000	Toll Brothers Finance Corporation		4.8750	03/15/27	1,002,746

	INSTITUTIONAL FINANCIAL SERVICES — 3.8%
1,000,000	Jefferies Financial Group, Inc.		4.5000	09/15/26	1,001,019
1,000,000	Morgan Stanley(c)	SOFRRATE + 0.879%	1.5930	05/04/27	999,759
1,000,000	Morgan Stanley(c)	SOFRRATE + 0.858%	1.5120	07/20/27	993,972
					2,994,750
	INSURANCE — 2.5%
1,000,000	Brown & Brown, Inc.		4.6000	12/23/26	1,002,179
1,000,000	Mercury General Corporation		4.4000	03/15/27	996,587
					1,998,766
	LEISURE FACILITIES & SERVICES — 2.7%
1,000,000	Darden Restaurants, Inc.		3.8500	05/01/27	994,807
1,177,000	Marriott International, Inc.		3.1250	06/15/26	1,175,659
					2,170,466

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.3% (Continued)
	MACHINERY — 1.3%
1,000,000	Veralto Corporation		5.5000	09/18/26	$1,003,307

	MEDICAL EQUIPMENT & DEVICES — 1.2%
1,000,000	Bio-Rad Laboratories, Inc.		3.3000	03/15/27	991,529

	OIL & GAS PRODUCERS — 8.8%
1,000,000	Chevron USA, Inc.(a)	SOFRINDX + 0.360%	4.0190	02/26/27	1,000,770
1,000,000	Enbridge, Inc.		1.6000	10/04/26	989,684
1,000,000	Enbridge, Inc.		5.9000	11/15/26	1,008,260
1,000,000	Energy Transfer, L.P.		6.0500	12/01/26	1,009,593
1,000,000	MPLX, L.P.		4.1250	03/01/27	998,781
1,000,000	ONEOK, Inc.		5.5500	11/01/26	1,005,156
1,000,000	Sunoco Logistics Partners Operations, L.P.		3.9000	07/15/26	999,579
					7,011,823
	REAL ESTATE INVESTMENT TRUSTS — 4.4%
1,000,000	Crown Castle International Corporation		3.7000	06/15/26	999,228
1,000,000	Equinix, Inc.		1.4500	05/15/26	998,884
1,500,000	Weyerhaeuser Company		4.7500	05/15/26	1,500,139
					3,498,251
	RETAIL - DISCRETIONARY — 2.5%
1,000,000	AutoZone, Inc.		5.0500	07/15/26	1,001,658
1,000,000	Lowe’s Companies, Inc.		3.1000	05/03/27	990,826
					1,992,484
	SEMICONDUCTORS — 1.2%
1,000,000	Skyworks Solutions, Inc.		1.8000	06/01/26	995,627

	SOFTWARE — 2.8%
1,237,000	Oracle Corporation		2.6500	07/15/26	1,232,570
1,000,000	Workday, Inc.		3.5000	04/01/27	993,288
					2,225,858
	TECHNOLOGY HARDWARE — 2.7%
1,000,000	Hewlett Packard Enterprise Company(a)	SOFRINDX + 0.980%	4.6270	03/23/28	1,003,068
1,150,000	TD SYNNEX Corporation		1.7500	08/09/26	1,141,463

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.3% (Continued)
	TECHNOLOGY HARDWARE — 2.7% (Continued)
				$2,144,531
	TELECOMMUNICATIONS — 1.3%
1,000,000	T-Mobile USA, Inc.	3.7500	04/15/27	996,199

	TOBACCO & CANNABIS — 1.2%
1,000,000	Altria Group, Inc.	2.6250	09/16/26	995,120

	TRANSPORTATION EQUIPMENT — 1.9%
1,500,000	Westinghouse Air Brake Technologies Corporation	3.4500	11/15/26	1,493,419

	TOTAL CORPORATE BONDS (Cost $78,167,413)			78,233,612

Shares
	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUND - 2.0%
1,617,914	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.52%
	(Cost $1,617,914)(d)			1,617,914

	TOTAL INVESTMENTS - 100.3% (Cost $79,785,327)			$79,851,526
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%			(277,443)
	NET ASSETS - 100.0%			$79,574,083

LLC	- Limited Liability Company

LP	- Limited Partnership

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	3-Month CME Term SOFR

US0003M	US Treasury 3 Month Bill Money Market Yield

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $3,985,605 or 5.0% of net assets.

(c)	Variable rate security; the rate shown represents the rate on April 30, 2026.

(d)	Rate disclosed is the seven-day effective yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2026

			Navigator Tactical	Navigator
	Navigator Tactical		Investment Grade	Tactical U.S.	Navigator Ultra
	Fixed Income Fund		Bond Fund	Allocation Fund	Short Bond Fund
Assets:
Investments in Securities at Cost (including affiliated securities of $127,236,586, $0, $0 and $0 respectively)	$7,329,368,992		$1,021,948,210	$67,343,367	$79,785,327
Investments in Securities at Value (including affiliated securities of $131,518,901, $0, $0 and $0 respectively)	$7,353,300,354	(a)	$1,021,950,996	$68,293,792	$79,851,526
Cash	248,142		389	—	—
Premiums Paid for Swap Contracts	117,531,463		—	—	—
Deposits with Broker for Futures Contracts with Goldman Sachs	65,780,977		3,811,229	1,991,965	—
Unrealized Appreciation on Swap Contracts	71,288,279		—	—	—
Unrealized Appreciation on Futures Contracts	26,490,750		—	4,673,323	—
Deposit with Broker for Swaps with Morgan Stanley	42,572,486		—	—	—
Dividends and Interest Receivable	33,058,736		929,329	520,940	743,018
Receivable for Fund Shares Sold	5,305,726		486,745	—	172
Deposits with Broker for Option Contracts with Pershing	556,744		—	—	—
Receivable for Securities Lending Income	346,984		—	—	—
Deposit with Broker for Swaps with Goldman Sachs	—		4,992,583	—	—
Prepaid Expenses and Other Assets	84,842		9,383	—	15,370
Total Assets	7,716,565,483		1,032,180,654	75,480,020	80,610,086

Liabilities:
Collateral on Securities Loaned	170,257,247		—	—	—
Payable to Broker for Swaps with Goldman Sachs	170,032,266		—	—	—
Payable for Securities Purchased	148,654,594		—	993,070	993,070
Unrealized Depreciation on Futures Contracts	34,812,452		—	—	—
Payable for Fund Shares Redeemed	7,368,838		1,432,835	—	4,541
Accrued Advisory Fees	4,652,468		617,009	41,439	1,967
Payable to Related Parties	312,742		176,732	10,040	20,752
Accrued Distribution Fees	25,420		—	—	4
Accrued Expenses and Other Liabilities	1,577,359		232,079	18,000	15,669
Total Liabilities	537,693,386		2,458,655	1,062,549	1,036,003

Net Assets	$7,178,872,097		$1,029,721,999	$74,417,471	$79,574,083

Composition of Net Assets:
At April 30, 2026, Net Assets consisted of:
Paid-in-Capital	$7,767,984,091		$1,131,646,098	$70,649,316	$79,079,678
Accumulated Earnings (Losses)	(589,111,994)		(101,924,099)	3,768,155	494,405
Net Assets	$7,178,872,097		$1,029,721,999	$74,417,471	$79,574,083

Net Asset Value Per Share
Class A Shares:
Net Assets	$37,067,035				$29,597
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	3,820,696				2,814
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$9.70				$10.52
Maximum Offering Price Per Share (Maximum sales charge of 3.75% and 3.75%, respectively)	$10.08				$10.93

Class C Shares:
Net Assets	$21,537,662
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	2,226,053
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$9.68

Class I Shares:
Net Assets	$7,120,267,400		$1,029,721,999	$74,417,471	$79,544,486
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	733,483,481		118,887,232	7,026,004	7,875,765
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$9.71		$8.66	$10.59	$10.10

(a)	Includes loaned securities with a value of $166,877,216.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)

		Navigator Tactical	Navigator
	Navigator Tactical	Investment Grade	Tactical U.S.	Navigator Ultra
	Fixed Income Fund	Bond Fund	Allocation Fund	Short Bond Fund
Investment Income:
Dividend Income (including income on affiliated securities of $2,749,732, $0, $0 and $0, respectively)	$21,081,516	$—	$22,954	$—
Interest Income	112,056,159	25,229,404	1,349,627	1,698,353
Securities Lending - net	1,780,124	—	—	—
Total Investment Income	134,917,799	25,229,404	1,372,581	1,698,353

Expenses:
Investment Advisory Fees	29,943,576	4,672,000	296,890	119,472
Distribution Fees:
Class A	47,515	—	—	49
Class C	111,942	—	—	—
Third Party Administrative Servicing Fees	4,324,157	712,554	—	11,635
Administration Fees	592,372	348,801	43,534	52,149
Transfer Agent Fees	580,897	260,381	7,600	15,800
Custody Fees	251,306	53,556	4,797	7,163
Printing Expense	149,188	42,975	471	744
Registration & Filing Fees	81,821	34,712	992	13,388
Chief Compliance Officer Fees	67,844	23,738	15,850	15,836
Insurance Expense	36,100	6,744	1,519	1,611
Audit Fees	10,720	10,262	9,866	9,867
Legal Fees	8,240	8,063	8,067	8,135
Trustees’ Fees	7,912	7,912	7,912	7,935
Miscellaneous Expenses	4,651	2,433	1,496	2,446
Total Expenses	36,218,241	6,184,131	398,994	266,230
Less: Expenses waived or fees reimbursed by Advisor for Affiliated Holdings	(516,660)	—	—	—
Less: Expenses waived or fees reimbursed/recaptured by the Advisor	—	(636,121)	(46,137)	(106,893)
Net Expenses	35,701,581	5,548,010	352,857	159,337
Net Investment Income	99,216,218	19,681,394	1,019,724	1,539,016

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments (including gain on affiliated securities of $11,901, $0, $0 and $0, respectively)	6,230,546	(6,938,676)	27,351	64,338

Distribution of Realized Gains From Affiliated Investment Companies	1,606,344	—	—	—
Swap Contracts	38,725,375	714,291	—	—
Futures Contracts	9,724,915	(763,476)	63,394	—
Swaptions Written	519,750	—	—	—
	56,806,930	(6,987,861)	90,745	64,338

Net Change in Unrealized Appreciation (Depreciation) on:
Investments (including net depreciation on affiliated securities of ($480,821, $0, $0 and $0, respectively)	(13,795,158)	(21,724,274)	176,242	(74,115)
Swap Contracts	24,991,260	(735,244)	—	—
Futures Contracts	(20,050,640)	(134,993)	2,486,933	—
	(8,854,538)	(22,594,511)	2,663,175	(74,115)

Net Realized and Unrealized Gain (Loss) on Investments	47,952,392	(29,582,372)	2,753,920	(9,777)

Net Increase (Decrease) in Net Assets Resulting From Operations	$147,168,610	$(9,900,978)	$3,773,644	$1,529,239

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Navigator Tactical Fixed Income Fund
	For the Six Months	For the Year
	Ended	Ended
	April 30, 2026	October 31, 2025
	(Unaudited)
Operations:
Net Investment Income	$99,216,218	$294,301,251
Net Realized Gain (Loss)	56,806,930	(102,104,342)
Net Change in Unrealized Appreciation (Depreciation)	(8,854,538)	22,165,987
Net Increase in Net Assets Resulting from Operations	147,168,610	214,362,896

Distributions to Shareholders:
Class A	(730,571)	(2,460,383)
Class C	(351,721)	(1,160,898)
Class I	(150,079,304)	(429,385,745)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(151,161,596)	(433,007,026)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	2,449,557	11,403,884
Class C	505,952	3,494,755
Class I	1,051,466,165	2,390,613,946
Distributions Reinvested:
Class A	656,346	2,392,570
Class C	333,841	1,104,111
Class I	94,424,475	283,463,150
Cost of Shares Redeemed:
Class A	(5,752,103)	(18,912,871)
Class C	(2,897,399)	(6,017,811)
Class I	(1,461,758,696)	(2,617,629,069)
Net Increase (decrease) in Net Assets Resulting from Shares of Beneficial Interest	(320,571,862)	49,912,665

Decrease in Net Assets	(324,564,848)	(168,731,465)

Net Assets:
Beginning of Period	7,503,436,945	7,672,168,410
End of Period	$7,178,872,097	$7,503,436,945

SHARE ACTIVITY
Class A:
Shares Sold	253,479	1,164,379
Shares Reinvested	68,370	245,350
Shares Redeemed	(594,648)	(1,951,349)
Net decrease in shares of beneficial interest outstanding	(272,799)	(541,620)

Class C:
Shares Sold	52,346	355,223
Shares Reinvested	34,782	113,432
Shares Redeemed	(300,064)	(620,575)
Net decrease in shares of beneficial interest outstanding	(212,936)	(151,920)

Class I:
Shares Sold	108,467,572	244,481,655
Shares Reinvested	9,831,547	29,063,792
Shares Redeemed	(150,942,694)	(269,004,588)
Net increase (decrease) in shares of beneficial interest outstanding	(32,643,575)	4,540,859

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical Investment Grade Bond Fund
	For the Six Months	For the Year
	Ended	Ended
	April 30, 2026	October 31, 2025
	(Unaudited)
Operations:
Net Investment Income	$19,681,394	$47,038,093
Net Realized Loss	(6,987,861)	(77,295,023)
Net Change in Unrealized Appreciation (Depreciation)	(22,594,511)	22,557,794
Net Decrease in Net Assets Resulting from Operations	(9,900,978)	(7,699,136)

Distributions to Shareholders:
Class l	(22,125,061)	(49,071,174)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(22,125,061)	(49,071,174)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class I	126,775,270	299,593,513
Distributions Reinvested:
Class I	20,768,638	45,815,769
Cost of Shares Redeemed:
Class I	(239,474,042)	(454,215,255)
Net Decrease in Net Assets Resulting from Shares of Beneficial Interest	(91,930,134)	(108,805,973)

Decrease in Net Assets	(123,956,173)	(165,576,283)

Net Assets:
Beginning of Period	1,153,678,172	1,319,254,455
End of Period	$1,029,721,999	$1,153,678,172

SHARE ACTIVITY

Class I:
Shares Sold	14,399,553	33,385,103
Shares Reinvested	2,373,079	5,149,589
Shares Redeemed	(27,234,271)	(51,000,679)
Net decrease in shares of beneficial interest outstanding	(10,461,639)	(12,465,987)

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical U.S. Allocation Fund
	For the Six Months	For the Year
	Ended	Ended
	April 30, 2026	October 31, 2025
	(Unaudited)
Operations:
Net Investment Income	$1,019,724	$2,231,179
Net Realized Gain	90,745	514,670
Net Change in Unrealized Appreciation	2,663,175	689,389
Net Increase in Net Assets Resulting from Operations	3,773,644	3,435,238

Distributions to Shareholders:
Class l	(3,201,516)	(8,818,741)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(3,201,516)	(8,818,741)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class I	—	64,723
Distributions Reinvested:
Class I	3,201,516	8,818,741
Cost of Shares Redeemed:
Class I	(3,815)	(3,738)
Net Increase in Net Assets Resulting from Shares of Beneficial Interest	3,197,701	8,879,726

Increase in Net Assets	3,769,829	3,496,223

Net Assets:
Beginning of Period	70,647,642	67,151,419
End of Period	$74,417,471	$70,647,642

Share Activity
Class I:
Shares Sold	—	6,162
Shares Reinvested	320,233	845,975
Shares Redeemed	(378)	(371)
Net increase in shares of beneficial interest outstanding	319,855	851,766

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Ultra Short Bond Fund
	For the Six Months	For the Year
	Ended	Ended
	April 30, 2026	October 31, 2025
	(Unaudited)
Operations:
Net Investment Income	$1,539,016	$3,251,161
Net Realized Gain	64,338	105,982
Net Change in Unrealized Appreciation (Depreciation)	(74,115)	51,491
Net Increase in Net Assets Resulting from Operations	1,529,239	3,408,634

Distributions to Shareholders:
Class A	(754)	(1,678)
Class I	(1,652,169)	(3,167,470)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(1,652,923)	(3,169,148)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	—	66,588
Class I	11,137,934	23,324,351
Distributions Reinvested:
Class A	754	1,677
Class I	1,324,516	2,778,131
Cost of Shares Redeemed:
Class A	(18,230)	(27,223)
Class I	(13,123,972)	(17,040,648)
Net Increase (Decrease) in Net Assets Resulting from Shares of Beneficial Interest	(678,998)	9,102,876

Increase (Decrease) in Net Assets	(802,682)	9,342,362

Net Assets:
Beginning of Period	80,376,765	71,034,403
End of Period	$79,574,083	$80,376,765

SHARE ACTIVITY
Class A:
Shares Sold	—	6,349
Shares Reinvested	72	160
Shares Redeemed	(1,735)	(2,592)
Net increase (decrease) in shares of beneficial interest outstanding	(1,663)	3,917

Class I:
Shares Sold	1,102,942	2,308,800
Shares Reinvested	131,833	276,441
Shares Redeemed	(1,300,134)	(1,687,268)
Net increase (decrease) in shares of beneficial interest outstanding	(65,359)	897,973

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Navigator Tactical Fixed Income Fund - Class A
	For the Six		For the	For the	For the	For the	For the
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026		October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.70		$9.97	$9.44	$9.29	$10.92	$10.63
From Operations:
Net investment income (a)	0.12		0.34	0.42	0.36	0.05	0.05
Net gain (loss) from securities (both realized and unrealized)	0.07		(0.09)	0.67	0.26	(1.06)	0.88
Total from operations	0.19		0.25	1.09	0.62	(1.01)	0.93
Distributions to shareholders from:
Net investment income	(0.19)		(0.52)	(0.56)	(0.47)	(0.13)	(0.18)
Net realized gains	—		—	—	—	(0.49)	(0.46)
Total distributions	(0.19)		(0.52)	(0.56)	(0.47)	(0.62)	(0.64)
Net Asset Value, End of Year/Period	$9.70		$9.70	$9.97	$9.44	$9.29	$10.92
Total Return (b)	1.95	% (g)	2.63%	11.73%	6.78%	(9.79)%	9.00%
Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$37,067		$39,726	$46,222	$45,626	$47,808	$61,196
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.24	% (f)	1.23%	1.23%	1.24%	1.21%	1.22	% (e)
net of waivers/reimbursement (c)	1.22	% (f)	1.21%	1.21%	1.22%	1.20%	1.21%
Ratio of net investment income to average net assets (c)(d)	2.46	% (f)	3.50%	4.30%	3.71%	0.49%	0.42%
Portfolio turnover rate	16	% (g)	44%	34%	250%	197%	157%

	Navigator Tactical Fixed Income Fund - Class C
	For the Six		For the	For the	For the	For the	For the
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026		October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.68		$9.94	$9.41	$9.26	$10.91	$10.62
From Operations:
Net investment income (loss) (a)	0.08		0.27	0.35	0.28	(0.02)	(0.03)
Net gain (loss) from securities (both realized and unrealized)	0.07		(0.08)	0.67	0.27	(1.07)	0.89
Total from operations	0.15		0.19	1.02	0.55	(1.09)	0.86
Distributions to shareholders from:
Net investment income	(0.15)		(0.45)	(0.49)	(0.40)	(0.07)	(0.11)
Net realized gains	—		—	—	—	(0.49)	(0.46)
Total distributions	(0.15)		(0.45)	(0.49)	(0.40)	(0.56)	(0.57)
Net Asset Value, End of Year/Period	$9.68		$9.68	$9.94	$9.41	$9.26	$10.91
Total Return (b)	1.56	% (g)	1.96%	10.94%	5.99%	(10.53)%	8.25%
Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$21,538		$23,604	$25,764	$22,461	$26,309	$30,016
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.99	% (f)	1.98%	1.98%	1.99%	1.96%	1.97	% (e)
net of waivers/reimbursement (c)	1.97	% (f)	1.96%	1.96%	1.97%	1.95%	1.96%
Ratio of net investment income (loss) to average net assets (c)(d)	1.72	% (f)	2.79%	3.57%	2.96%	(0.21)%	(0.26)%
Portfolio turnover rate	16	% (g)	44%	34%	250%	197%	157%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Ratio includes less than 0.01% of interest expense.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Navigator Tactical Fixed Income Fund - Class I
	For the Six		For the	For the	For the	For the	For the
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026		October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.71		$9.98	$9.45	$9.30	$10.93	$10.64
From Operations:
Net investment income (a)	0.13		0.37	0.45	0.38	0.08	0.07
Net gain (loss) from securities (both realized and unrealized)	0.07		(0.09)	0.66	0.27	(1.07)	0.89
Total from operations	0.20		0.28	1.11	0.65	(0.99)	0.96
Distributions to shareholders from:
Net investment income	(0.20)		(0.55)	(0.58)	(0.50)	(0.15)	(0.21)
Net realized gains	—		—	—	—	(0.49)	(0.46)
Total distributions	(0.20)		(0.55)	(0.58)	(0.50)	(0.64)	(0.67)
Net Asset Value, End of Year/Period	$9.71		$9.71	$9.98	$9.45	$9.30	$10.93
Total Return (b)	2.08	% (g)	2.89%	12.00%	7.05%	(9.55)%	9.29%
Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$7,120,267		$7,440,107	$7,600,182	$6,482,514	$6,558,482	$8,427,502
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	0.98	% (f)	0.98%	0.98%	0.99%	0.96%	0.97	% (e)
net of waivers/reimbursement (c)	0.97	% (f)	0.96%	0.96%	0.97%	0.95%	0.96%
Ratio of net investment income to average net assets (c)(d)	2.71	% (f)	3.80%	4.56%	3.97%	0.76%	0.69%
Portfolio turnover rate	16	% (g)	44%	34%	250%	197%	157%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Ratio includes less than 0.01% of the interest expenses.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Navigator Tactical Investment Grade Bond Fund - Class I
	For the Six		For the	For the	For the	For the		For the
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period*
	April 30, 2026		October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022		October 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$8.92		$9.30	$8.82	$8.94	$9.89		$10.00
From Operations:
Net investment income (a)	0.16		0.34	0.39	0.36	0.13		0.02
Net gain (loss) from securities (both realized and unrealized)	(0.24)		(0.36)	0.49	(0.15)	(0.99)		(0.12)
Total from operations	(0.08)		(0.02)	0.88	0.21	(0.86)		(0.10)
Distributions to shareholders from:
Net investment income	(0.18)		(0.36)	(0.40)	(0.33)	(0.09)		(0.01)
Net realized gains	—		—	—	—	(0.00	) (g)	—
Total distributions	(0.18)		(0.36)	(0.40)	(0.33)	(0.09)		(0.01)
Net Asset Value, End of Year/Period	$8.66		$8.92	$9.30	$8.82	$8.94		$9.89
Total Return (b)	(0.96	)% (f)	(0.20)%	9.99%	2.33%	(8.75)%		(1.03	)% (f)
Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$1,029,722		$1,153,678	$1,319,254	$1,081,292	$1,011,004		$49,463
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	1.13	% (e)	1.11%	1.09%	1.08%	1.10%		1.52	% (e)
net of waivers/reimbursement/recapture (c)	1.01	% (e)	1.01%	1.01%	1.01%	1.01%		1.01	% (e)
Ratio of net investment income to average net assets (c)(d)	3.58	% (e)	3.77%	4.23%	3.99%	1.44%		1.06	% (e)
Portfolio turnover rate	142	% (f)	464%	360%	1368%	1502%		0	% (f)

*	For the period August 31, 2021 (commencement of operations) to October 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

(g)	Per share amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Navigator Tactical U.S. Allocation Fund - Class I
	For the Six		For the	For the	For the	For the		For the
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended*
	April 30, 2026		October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022		October 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.53		$11.47	$9.12	$8.47	$10.85		$10.00
From Operations:
Net investment income (loss) (a)	0.15		0.34	0.44	0.35	0.02		(0.03)
Net gain (loss) from securities (both realized and unrealized)	0.39		0.20	2.37	0.61	(1.54)		0.88
Total from operations	0.54		0.54	2.81	0.96	(1.52)		0.85
Distributions to shareholders from:
Net investment income	(0.16)		(0.35)	(0.46)	(0.31)	(0.01)		—
Net realized gains	(0.32)		(1.13)	—	—	(0.85)		—
Total distributions	(0.48)		(1.48)	(0.46)	(0.31)	(0.86)		—
Net Asset Value, End of Year/Period	$10.59		$10.53	$11.47	$9.12	$8.47		$10.85
Total Return (b)	5.37	% (d)	5.07%	31.19%	11.36%	(15.28)%		8.50	% (d)
Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$74,417		$70,648	$67,151	$51,171	$45,975		$54,240
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.14	% (c)	1.16%	1.18%	1.23%	1.25	% (f)	1.31	% (c)(f)
net of waivers/reimbursement (e)	1.01	% (c)	1.01%	1.01%	1.01%	1.02	% (f)	1.04	% (c)(f)
Ratio of net investment income (loss) to average net assets (e)(g)	2.92	% (c)	3.36%	4.14%	3.84%	0.25	% (f)	(0.70	)% (c)(f)
Portfolio turnover rate	45	% (d)	40%	4%	25%	14%		8	% (d)

*	For the period June 11, 2021 (commencement of operations) to October 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Includes interest expense of 0.01% and 0.03% for the year ended October 31, 2022 and the period ended October 31, 2021, respectively.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Navigator Ultra Short Bond Fund - Class A
	For the Six Months				For the Year		For the Year
	Ended April 30,		For the Year Ended	For the Year Ended	Ended October 31,	For the Year Ended	Ended October 31,
	2026		October 31, 2025	October 31, 2024	2023	October 31, 2022	2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.52		$10.48	$10.46	$10.32	$10.40	$10.38
From Operations:
Net investment income (a)	0.19		0.43	0.54	0.44	0.07	0.02
Net gain (loss) from securities (both realized and unrealized)	0.01		0.02	0.02	0.08	(0.06)	0.02
Total from operations	0.20		0.45	0.56	0.52	0.01	0.04
Distributions to shareholders from:
Net investment income	(0.19)		(0.41)	(0.54)	(0.38)	(0.07)	(0.02)
Net realized gains	(0.01)		—	—	—	(0.02)	—
Total distributions	(0.20)		(0.41)	(0.54)	(0.38)	(0.09)	(0.02)
Net Asset Value, End of Year/Period	$10.52		$10.52	$10.48	$10.46	$10.32	$10.40
Total Return (b)	1.85	% (f)	4.34%	5.50%	5.14%	0.07%	0.38%
Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$30		$47	$6	$6	$11	$23
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	0.92	% (e)	0.92%	0.90%	0.92%	0.95%	0.96%
net of waivers/reimbursement (c)	0.65	% (e)	0.65%	0.65%	0.65%	0.71%	0.80%
Ratio of net investment income to average net assets (c)(d)	3.63	% (e)	4.06%	5.16%	4.23%	0.71%	0.19%
Portfolio turnover rate	58	% (f)	12%	21%	36%	36%	145%

	Navigator Ultra Short Bond Fund - Class I
	For the Six Months				For the Year		For the Year
	Ended April 30,		For the Year Ended	For the Year Ended	Ended October 31,	For the Year Ended	Ended October 31,
	2026		October 31, 2025	October 31, 2024	2023	October 31, 2022	2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.12		$10.08	$10.08	$9.96	$10.05	$10.03
From Operations:
Net investment income (a)	0.19		0.44	0.55	0.46	0.12	0.04
Net gain (loss) from securities (both realized and unrealized)	—		0.03	0.02	0.07	(0.09)	0.02
Total from operations	0.19		0.47	0.57	0.53	0.03	0.06
Distributions to shareholders from:
Net investment income	(0.20)		(0.43)	(0.57)	(0.41)	(0.10)	(0.04)
Net realized gains	(0.01)		—	—	—	(0.02)	—
Total distributions	(0.21)		(0.43)	(0.57)	(0.41)	(0.12)	(0.04)
Net Asset Value, End of Year/Period	$10.10		$10.12	$10.08	$10.08	$9.96	$10.05
Total Return (b)	1.88	% (f)	4.76%	5.79%	5.39%	0.23%	0.63%
Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$79,544		$80,330	$71,029	$61,645	$53,954	$53,161
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	0.67	% (e)	0.67%	0.65%	0.68%	0.69%	0.71%
net of waivers/reimbursement/recapture (c)	0.40	% (e)	0.40%	0.40%	0.40%	0.45%	0.55%
Ratio of net investment income to average net assets (c)(d)	3.86	% (e)	4.35%	5.40%	4.62%	1.22%	0.41%
Portfolio turnover rate	58	% (f)	12%	21%	36%	36%	145%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2026

1.       ORGANIZATION

Navigator Tactical Fixed Income Fund (“Tactical Fund”), Navigator Tactical Investment Grade Bond Fund (“Bond Fund”), Navigator Tactical U.S. Allocation Fund (“Allocation Fund”) and Navigator Ultra Short Bond Fund (“Ultra Fund”) (each a “Fund” and collectively, the “Funds”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Funds are each a diversified series of the Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Tactical Fund offers three classes of shares designated as Class A, Class C and Class I, Ultra Fund offers only Class A and Class I shares and Bond Fund and Allocation Fund offer only Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 3.75% for the Tactical Fund and Ultra Fund. Class C and Class I shares are offered at NAV. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The primary investment objective of the Tactical Fund, which commenced operations on March 27, 2014, is to seek total return with a secondary goal of current income. The primary investment objective of the Bond Fund, which commenced operations on August 31, 2021, is to seek total return with a secondary goal of current income. The primary investment objective of the Allocation Fund, which commenced operations on June 11, 2021, is to seek long-term capital appreciation. The primary investment objective of the Ultra Fund, which commenced operations on March 21, 2019, is current income consistent with the preservation of capital.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at NAV. Swaps are valued through an independent pricing service or at fair value based upon the daily price reporting based on the underlying index or asset.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2026 for the Funds’ assets and liabilities measured at fair value:

Tactical Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$643,040,000	$—	$—	$643,040,000
Open-End Funds	131,518,901	—	—	131,518,901
Corporate Bonds	—	3,534,868,429	—	3,534,868,429
U.S. Government & Agencies	—	2,290,857,522	—	2,290,857,522
Collateral for Securities Loaned	170,257,247	—	—	170,257,247
Short-Term Investments	582,758,255	—	—	582,758,255
Total	$1,527,574,403	$5,825,725,951	$—	$7,353,300,354

Derivatives:
Futures Contracts*	$26,490,750	$—	$—	$26,490,750
Open Swap Contracts^	—	71,288,279	—	71,288,279
Total	$26,490,750	$71,288,279	$—	$97,779,029

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(34,812,452)	$—	$—	$(34,812,452)
Total	$(34,812,452)	$—	$—	$(34,812,452)

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

Bond Fund

Assets**	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$697,622,674	$—	$697,622,674
Short-Term Investments	324,328,322	—	—	324,328,322
Total	$324,328,322	$697,622,674	$—	$1,021,950,996

Allocation Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$4,161,654	$—	$—	$4,161,654
Corporate Bonds	—	56,438,182	—	56,438,182
Short-Term Investments	7,693,956	—	—	7,693,956
Total	$11,855,610	$56,438,182	$—	$68,293,792
Derivatives:
Futures Contracts*	$4,673,323	$—	$—	$4,673,323
Total	$4,673,323	$—	$—	$4,673,323

Ultra Fund

Assets**	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$78,233,612	$—	$78,233,612
Short-Term Investments	1,617,914	—	—	1,617,914
Total	$1,617,914	$78,233,612	$—	$79,851,526

The Funds did not hold any Level 3 securities during the period.

*	Includes cumulative unrealized gain (loss) on futures contracts open at April 30, 2026.

**	Refer to the Schedule of Investments for industry, geographic, or other classifications.

^	The amounts shown for swaps are unrealized appreciation (depreciation) at April 30, 2026.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying funds that are open-end investment companies are valued at their respective NAVs as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the highest cost method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss which could potentially be

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

unlimited in size. Conversely, if the price declines, a Fund will realize a gain, limited to the price at which the Fund sold the security short.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise, and equities which are subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Credit Default Swaptions – Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific referenced investment by entering into a pre-defined swap agreement by some specified date in the future.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as premiums paid for swap contacts. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Futures – The Tactical Fund and Allocation Fund are subject to interest rate risk in the normal course of pursuing their investment objectives. To help manage equity risk, the Tactical Fund and Allocation Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Tactical Fund and Allocation Fund are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposits with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Tactical Fund and Allocation Fund will receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Tactical Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Tactical Fund and Allocation Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Tactical Fund’s and Allocation Fund’s Schedules of Investments.

Option Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

proceeds from the sale are increased by the premium originally received. As the writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Funds to enter a futures contract or purchase an exchange-traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of April 30, 2026, as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year/period as disclosed below and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2023 to October 31, 2025, or expected to be taken in the Funds’ October 31, 2026 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Dividends from investment income are declared and paid quarterly for the Funds and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

3.       RISKS

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by a Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; tariffs and trade wars; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

4.       DERIVATIVES

Offsetting of Financial Assets and Derivative Assets and Liabilities – International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Tactical Fund, Allocation Fund and Bond Fund and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. Additionally, the Tactical Fund and each derivative counterparty enter into a Credit Support Annex which becomes part of the ISDA Master Agreement. The Credit Support Annex governs the margin collateral arrangements between the Tactical Fund and the derivative counterparty.

Under an ISDA Master Agreement or similar agreement, the Funds typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by a counterparty, the return of collateral with market value in excess of the Funds net liability, held by the defaulting party, may be delayed or denied.

The Funds’ policy is to recognize a net asset or liability equal to the gross appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at April 30, 2026.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

Tactical Fund:

					Gross Amounts Not Offset in the Statements
Assets:					of Assets & Liabilities
			Gross
			Amounts
			Offset in the	Net Amounts
			Statements of	Presented in the		Cash Collateral
	Counter	Gross Amounts of	Assets &	Statements of	Financial Instruments	Pledged/
Description	party	Recognized Assets	Liabilities	Assets & Liabilities	Pledged (1)	(Received)(2)	Net Amount
Futures Contracts	GS	$26,490,750	$—	$26,490,750	$(26,490,750)	$—	$—
Swap Contracts	GS	68,626,484	—	68,626,484	—	—	68,626,484
Swap Contracts	MS	2,661,795	—	2,661,795	—	—	2,661,795
Total		$97,779,029	$—	$97,779,029	$(26,490,750)	$—	$71,288,279

					Gross Amounts Not Offset in the Statements
Liabilities:					of Assets & Liabilities
			Gross
			Amounts
			Offset in the	Net Amounts
		Gross Amounts of	Statements of	Presented in the		Cash Collateral
	Counter	Recognized	Assets &	Statements of		Pledged/
Description	party	Liabilities	Liabilities	Assets & Liabilities	Financial Instruments (1)	(Received)(2)	Net Amount
Futures Contracts	GS	$(34,812,452)	$—	$(34,812,452)	$26,490,750	$8,321,702	$—
Total		$(34,812,452)	$—	$(34,812,452)	$26,490,750	$8,321,702	$—

GS - Goldman Sachs

MS - Morgan Stanley

(1)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to a master netting agreement.

(2)	The amount does not include excess collateral pledged to or by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

Tactical Fund:

The effect of Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2026.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Futures contracts / Equity risk	Unrealized Appreciation on Futures Contracts	$26,490,750	Unrealized Depreciation on Futures Contracts	$—
Futures contracts / Interest rate risk	Unrealized Appreciation on Futures Contracts	—	Unrealized Depreciation on Futures Contracts	34,812,452
Credit default swaps/Credit risk	Unrealized Appreciation on Swap Contracts	71,288,279	Unrealized Depreciation on Swap Contracts	—
		$97,779,029		$34,812,452

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

The effect of Derivative Instruments on the Statements of Operations for the six months ended April 30, 2026.

			Change in Unrealized
		Realized	Appreciation
Contract Type/	Location of Gain or (Loss) On	Gain (Loss)	/(Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Credit default swaps/Credit risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	$38,725,375	$26,475,039
Total return swaps/interest rate risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	—	(1,483,779)
Futures contracts / Interest rate risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	10,988,642	23,749,975
Futures contracts / Equity risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	(1,263,727)	(43,800,615)
Options Written / Interest rate risk	Net realized gain (loss) on options written / Net change unrealized appreciation/(depreciation) on options written	519,750	—
Total		$48,970,040	$4,940,620

Bond Fund:

The effect of Derivative Instruments on the Statements of Operations for the six months ended April 30, 2026.

			Change in Unrealized
			Appreciation
Contract Type/Primary Risk		Realized Loss on	(Depreciation) on
Exposure	Location of Gain or (Loss) on Derivatives	Derivatives	Derivatives
Credit default swaps/Credit risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	$714,291	$(735,244)
Futures contracts /Interest rate risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	(763,476)	(134,993)
Total		$(49,185)	$(870,237)

Allocation Fund:

Gross Amounts Not Offset in the
Assets:					Statements of Assets & Liabilities
Gross
Amounts
			Offset in the	Net Amounts
			Statements of	Presented in the	Financial	Cash Collateral
	Counter	Gross Amounts of	Assets &	Statements of	Instruments	Pledged/
Description	party	Recognized Assets	Liabilities	Assets & Liabilities	Pledged (1)	(Received)(2)	Net Amount
Futures Contracts	GS	$4,673,323	$—	$4,673,323	$—	$—	$4,673,323
Total		$4,673,323	$—	$4,673,323	$—	$—	$4,673,323

GS - Goldman Sachs

(1)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to a master netting agreement.

(2)	The amount does not include excess collateral pledged to or by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

The effect of Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2026.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Futures contracts / Equity risk	Unrealized Appreciation on Futures Contracts	$4,673,323	Unrealized Depreciation on Futures Contracts	$—
		$4,673,323		$—

Allocation Fund:

The effect of Derivative Instruments on the Statements of Operations for the six months ended April 30, 2026.

			Change in Unrealized
Contract Type/Primary Risk		Realized Gain (Loss) on	Appreciation on
Exposure	Location of Gain or (Loss) on Derivatives	Derivatives	Derivatives
Futures contracts /Equity risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	$63,394	$2,486,933
Total		$63,394	$2,486,933

5.       INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Clark Capital Management Group, Inc. serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to the investment advisory agreement (the “Advisory Agreement”) with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated daily and paid monthly at an annual rate of 0.85% of the average daily net assets of the Tactical Fund, Bond Fund and Allocation Fund up to $4.5 billion, 0.80% of the average daily net assets of the Tactical Fund, Bond Fund and Allocation Fund from $4.5 billion to $5.5 billion and 0.75% of the average daily net assets of the Tactical Fund, Bond Fund and Allocation Fund above $5.5 billion and 0.30% of the average daily net assets of the Ultra Fund. For the six months ended April 30, 2026, the Advisor earned advisory fees of $29,943,576, $4,672,000, $296,890 and $119,472 for the Tactical Fund, Bond Fund, Allocation Fund and Ultra Fund, respectively.

Pursuant to an exemptive order, the Tactical Fund invested a portion of its assets in the Allocation Fund and Ultra Fund. The Advisor has agreed to waive its net advisory fee (after expense limitation agreement waiver) on the portion of the Tactical Fund’s assets that are invested in the Bond Fund, Allocation Fund and Ultra Fund. For the six months ended April 30, 2026, the Tactical Fund waived $516,660 in advisory fees pursuant to this agreement.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and trustees, contractual indemnification of Fund service providers (other than the Advisor))) at least until the expiration dates specified below and will not exceed the following levels of the average daily net assets attributable to each class of shares:

Fund	Class A	Class I	Expiration Date
Bond Fund	—	1.01%	2/28/2027
Allocation Fund	—	1.01%	2/28/2027
Ultra Fund	0.65%	0.40%	2/28/2027

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation amounts listed above, within three years of when the amounts were waived. During the six months ended April 30, 2026, the Advisor waived $636,121, $46,137 and $106,893 in fees from the Bond Fund, Allocation Fund and Ultra Fund, respectively.

The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	October 31, 2026	October 31, 2027	October 31, 2028	Total
Bond Fund	$774,444	$989,596	$1,248,982	$3,013,022
Allocation Fund	111,067	105,755	100,829	317,651
Ultra Fund	161,276	165,873	200,703	527,852

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) for Class A and Class C shares, respectively, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended April 30, 2026, the Tactical Fund incurred distribution fees of $47,515 and $111,942 for Class A shares and Class C shares, respectively, and the Ultra Fund incurred distribution fees of $49 for Class A shares.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended April 30, 2026, the Distributor received $608 in underwriting commissions for sales of Class A shares, of which $85 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.       INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the six months ended April 30, 2026, amounted to $2,215,674,059 and $745,951,553, respectively, for the Tactical Fund, $921,431,997 and $1,801,268,253, respectively, for the Bond Fund, $28,968,840 and $26,030,020, respectively, for the Allocation Fund, and $44,646,826 and $44,486,293, respectively, for the Ultra Fund.

The cost of purchases and the proceeds from the sale of U.S. Government securities, for the six months ended April 30, 2026, amounted to $3,765,166,403 and $3,999,289,063, respectively, for the Tactical Fund, $1,581,292,933 and $881,355,469, respectively, for the Bond Fund and $0 and $0, respectively, for both the Allocation Fund and Ultra Fund.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

7.       AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes including options and swaps, and its respective gross unrealized appreciation and depreciation at April 30, 2026, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Tactical Fund	$7,522,969,827	$127,960,961	$(297,630,434)	$(169,669,473)
Bond Fund	1,037,514,248	9,164	(15,572,416)	(15,563,252)
Allocation Fund	67,343,367	963,391	(12,966)	950,425
Ultra Fund	79,785,327	89,537	(23,338)	66,199

8.       DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended October 31, 2025, and October 31, 2024 was as follows:

For the year ended October 31, 2025:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Fund	$433,007,026	$—	$—	$433,007,026
Bond Fund	49,071,174	—	—	49,071,174
Allocation Fund	4,754,043	4,064,698	—	8,818,741
Ultra Fund	3,169,148	—	—	3,169,148

For the year ended October 31, 2024:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Fund	$424,130,410	$—	$—	$424,130,410
Bond Fund	52,150,532	—	—	52,150,532
Allocation Fund	2,602,333	—	—	2,602,333
Ultra Fund	3,740,268	—	—	3,740,268

As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Tactical Fund	$45,340,161	$—	$—	$(709,865,672)	$79,406,503	$(585,119,008)
Bond Fund	6,485,926	—	—	(84,933,672)	8,549,686	(69,898,060)
Allocation Fund	819,379	1,602,465	—	—	774,183	3,196,027
Ultra Fund	471,055	6,720	—	—	140,314	618,089

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open futures contracts and swaps.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

At October 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

					Capital Loss
					Carry Forward
	Short-Term	Long-Term	Total		Utilized
Tactical Fund	$594,482,658	$115,383,014	$709,865,672		$—
Bond Fund	80,648,202	4,285,470	84,933,672	*	—
Allocation Fund	—	—	—		—
Ultra Fund	—	—	—		49,538

*	The Navigator Tactical Investment Grade Bond Fund experienced a shareholder change in ownership resulting in an annual limitation on the amount of pre-change capital loss carry forwards available to be recognized in each year. Due to IRC Section 382 limitations, utilization of these carry forwards is limited to a maximum of $221,608 in its final year. The Fund has no limited capital loss remaining as of October 31, 2025.

9.       SECURITIES LENDING

The Funds have entered into a securities lending arrangement (the “Agreement”) with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the Agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, the Funds receive cash and “non-cash” or “securities” collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Schedule of Investments. Securities lending income is disclosed in the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Funds’ cash collateral received in securities lending transactions is invested in the Goldman Sachs Financial Square Government Fund, as presented below. The Lending Agent retains the right to offset amounts payable to the Funds under the Agreement against amounts payable by the Lending Agent. Accordingly, the Agreement does not permit the Funds to enforce a netting arrangement.

As of April 30, 2026, the Tactical Fund loaned securities which was collateralized by cash and other securities. The value of the securities on loan and the value of the related collateral was as follows:

Fund	Value of Securities Loaned	Value of Collateral*
Tactical Fund	$ 166,877,216	$ 170,257,247

*	The Tactical Fund received cash collateral of $170,257,247 which was subsequently invested in the Morgan Stanley Institutional Liquidity Funds Government Portfolio as reported in the Schedule of Investments.

Securities Lending Transactions
Overnight and Continuous
Tactical Fund
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class	$170,257,247

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

10.       INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or are affiliated through common management. Companies which are affiliates of the Tactical Fund as of April 30, 2026, are noted in the Schedule of Investments. Transactions during the six months ended April 30, 2026, with affiliated companies were as follows:

Tactical Fund

					Change in
	Value - Beginning of			Realized Gain /	Unrealized Gain /	Dividend	Value - End of
Affiliated Holding	Period	Purchases	Sales Proceeds	(Loss)	(Loss)	Income	Period	Ending Shares
Ultra Fund	$57,121,760	$1,157,376	$(1,000,000)	$6,910	$(110,774)	$1,152,385	$57,175,272	5,660,918
Allocation Fund	70,553,334	3,198,700	—	—	591,595	1,597,347	74,343,629	7,020,173
	$127,675,094	$4,356,076	$(1,000,000)	$6,910	$480,821	$2,749,732	$131,518,901	12,681,091

11.       BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of April 30, 2026, National Financial Services LLC accounts holding Shares for the benefit of others, holding approximately 60% and 40% of the voting securities of the Tactical Fund and Bond Fund, respectively. As of April 30, 2026, Mac & Co. held approximately 72% and 100% of the voting securities of the Ultra Fund and Allocation Fund, respectively. As of April 30, 2026, Pershing LLC held approximately 30% of the voting securities of the Bond Fund.

12.       UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Fund currently invests a portion of its assets in the corresponding investment at April, 2026. The Fund may redeem its investment from the investment at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the investment. The financial statements of the investment, including its schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.

Fund	Investment	Percentage of Net Assets
Bond Fund	Dreyfus Treasury Obligations Cash Management Fund Institutional Class	31.5%

13.       SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-766-2264, by visiting the Funds’ website at www.navigatorfunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Navigator Funds
ADDITIONAL INFORMATION (Unaudited)
April 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

At a Special Meeting of Shareholders of the Trust, held at the offices of Ultimus, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022, on April 27, 2026, Trust shareholders of record as of the close of business on March 3, 2026, voted to approve the following proposal:

Navigator Tactical Fixed Income Fund

Proposal 1: To approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Clark Capital Management Group, Inc., the Funds’ current investment adviser. (Shareholders of each Fund, voting separately, must approve this proposal with respect to their Fund.) No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
467,075,923	1,195,742

Navigator Tactical Investment Grade Bond Fund

Proposal 1: To approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Clark Capital Management Group, Inc., the Funds’ current investment adviser. (Shareholders of each Fund, voting separately, must approve this proposal with respect to their Fund.) No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
64,317,885	237,139

Navigator Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

Navigator Tactical U.S. Allocation Fund

Proposal 1: To approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Clark Capital Management Group, Inc., the Funds’ current investment adviser. (Shareholders of each Fund, voting separately, must approve this proposal with respect to their Fund.) No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
6,978,645	0

Navigator Ultra Short Bond Fund

Proposal 1: To approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Clark Capital Management Group, Inc., the Funds’ current investment adviser. (Shareholders of each Fund, voting separately, must approve this proposal with respect to their Fund.) No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
7,489,450	0

Remuneration Paid to Directors, Officers and Others

Refer to the Statements of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Refer to the Additional Information included herein.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/30/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/30/26

By (Signature and Title)
/s/ Jim Colantino
Jim Colantino, Principal Financial Officer/Treasurer

Date	6/30/26